Condensed Consolidated Financial Information Condensed Consolidated Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents, at Carrying Value	$ 40,975	$ 20,215	$ 4,650	$ 14,895
Contracts In Transit And Vehicle Receivables Net	237,448	225,156
Accounts, Notes, Loans and Financing Receivable, Net, Current	151,330	135,058
Intercompany accounts receivable current	0	0
Inventory, Net	1,556,705	1,542,318
Deferred Tax Assets, Net, Current	11,062	21,150
Prepaid Expense and Other Assets, Current	37,699	24,041
Total current assets	2,035,219	1,967,938
Property, Plant and Equipment, Net	950,388	796,356
Goodwill	830,377	737,303	582,384
Indefinite-Lived Franchise Rights	303,947	301,505
Investment in Subsidiaries	0	0
Other Assets, Noncurrent	21,561	16,376
Total assets	4,141,492	3,819,478
Floorplan Notes Payable Credit Facility Gross	1,143,246	1,143,104
Floorplan Offset	(39,616)	(56,198)
Floorplan Notes Payable Manufacturer Affiliates	307,656	346,572
FMCC Offset	(22,500)	0
Long-term Debt and Capital Lease Obligations, Current	72,630	36,225
Accounts Payable, Current	288,320	254,930
Intercompany accounts payable current	0	0
Accrued Liabilities, Current	172,463	140,543
Total current liabilities	1,922,199	1,865,176
Long-term Debt and Capital Lease Obligations	1,008,837	663,689
Derivative Liability, Noncurrent	25,311	26,078
Other Liabilities, Noncurrent	207,135	200,266
Temporary Equity, Carrying Amount, Attributable to Parent	0	29,094
Stockholders' Equity Attributable to Parent	978,010	1,035,175	860,284	807,100
Intercompany note receivable	0	0
Total liabilities and stockholders' equity	4,141,492	3,819,478
Parent Company [Member]
Cash and Cash Equivalents, at Carrying Value	0	0	0	0
Contracts In Transit And Vehicle Receivables Net	0	0
Accounts, Notes, Loans and Financing Receivable, Net, Current	0	0
Intercompany accounts receivable current	0	0
Inventory, Net	0	0
Deferred Tax Assets, Net, Current	196	2,279
Prepaid Expense and Other Assets, Current	590	619
Total current assets	786	2,898
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Indefinite-Lived Franchise Rights	0	0
Investment in Subsidiaries	1,964,442	1,710,185
Other Assets, Noncurrent	0	0
Total assets	1,965,228	1,713,083
Floorplan Notes Payable Credit Facility Gross	0	0
Floorplan Offset	0	0
Floorplan Notes Payable Manufacturer Affiliates	0	0
FMCC Offset	0
Long-term Debt and Capital Lease Obligations, Current	0	0
Accounts Payable, Current	0	0
Intercompany accounts payable current	295,421	292,498
Accrued Liabilities, Current	0	0
Total current liabilities	295,421	292,498
Long-term Debt and Capital Lease Obligations	609,812	304,637
Derivative Liability, Noncurrent	0	0
Other Liabilities, Noncurrent	0	0
Temporary Equity, Carrying Amount, Attributable to Parent		29,094
Stockholders' Equity Attributable to Parent	1,059,995	1,086,854
Intercompany note receivable	0	0
Stockholders' Equity Attributable to Parent Excluding Intercompany Receivables	1,059,995
Total liabilities and stockholders' equity	1,965,228	1,713,083
Guarantor Subsidiaries [Member]
Cash and Cash Equivalents, at Carrying Value	25,379	4,306	4,341	6,862
Contracts In Transit And Vehicle Receivables Net	218,361	217,462
Accounts, Notes, Loans and Financing Receivable, Net, Current	117,427	104,732
Intercompany accounts receivable current	276,217	212,592
Inventory, Net	1,342,022	1,339,062
Deferred Tax Assets, Net, Current	10,866	18,871
Prepaid Expense and Other Assets, Current	22,039	9,974
Total current assets	2,012,311	1,906,999
Property, Plant and Equipment, Net	839,063	715,586
Goodwill	700,642	612,469
Indefinite-Lived Franchise Rights	257,502	216,412
Investment in Subsidiaries	0	0
Other Assets, Noncurrent	10,120	14,891
Total assets	3,819,638	3,466,357
Floorplan Notes Payable Credit Facility Gross	1,137,743	1,125,030
Floorplan Offset	(39,616)	(56,198)
Floorplan Notes Payable Manufacturer Affiliates	207,329	248,584
FMCC Offset	(22,500)
Long-term Debt and Capital Lease Obligations, Current	61,185	24,428
Accounts Payable, Current	176,143	158,124
Intercompany accounts payable current	0	0
Accrued Liabilities, Current	149,700	118,529
Total current liabilities	1,669,984	1,618,497
Long-term Debt and Capital Lease Obligations	347,202	328,090
Derivative Liability, Noncurrent	25,311	26,078
Other Liabilities, Noncurrent	193,077	171,141
Temporary Equity, Carrying Amount, Attributable to Parent		0
Stockholders' Equity Attributable to Parent	1,879,485	1,615,049
Intercompany note receivable	(295,421)	(292,498)
Total liabilities and stockholders' equity	3,819,638	3,466,357
Non-Guarantor Subsidiaries [Member]
Cash and Cash Equivalents, at Carrying Value	15,596	15,909	309	8,033
Contracts In Transit And Vehicle Receivables Net	19,087	7,694
Accounts, Notes, Loans and Financing Receivable, Net, Current	33,903	30,326
Intercompany accounts receivable current	0	0
Inventory, Net	214,683	203,256
Deferred Tax Assets, Net, Current	0	0
Prepaid Expense and Other Assets, Current	15,070	13,448
Total current assets	298,339	270,633
Property, Plant and Equipment, Net	111,325	80,770
Goodwill	129,735	124,834
Indefinite-Lived Franchise Rights	46,445	85,093
Investment in Subsidiaries	0	0
Other Assets, Noncurrent	11,441	1,485
Total assets	597,285	562,815
Floorplan Notes Payable Credit Facility Gross	5,503	18,074
Floorplan Offset	0	0
Floorplan Notes Payable Manufacturer Affiliates	100,327	97,988
FMCC Offset	0
Long-term Debt and Capital Lease Obligations, Current	11,445	11,797
Accounts Payable, Current	112,177	96,806
Intercompany accounts payable current	276,217	212,592
Accrued Liabilities, Current	22,763	22,014
Total current liabilities	528,432	459,271
Long-term Debt and Capital Lease Obligations	51,823	30,962
Derivative Liability, Noncurrent	0	0
Other Liabilities, Noncurrent	14,058	29,125
Temporary Equity, Carrying Amount, Attributable to Parent		0
Stockholders' Equity Attributable to Parent	2,972	43,457
Intercompany note receivable	0	0
Total liabilities and stockholders' equity	597,285	562,815
Consolidation, Eliminations [Member]
Cash and Cash Equivalents, at Carrying Value	0	0
Contracts In Transit And Vehicle Receivables Net	0	0
Accounts, Notes, Loans and Financing Receivable, Net, Current	0	0
Intercompany accounts receivable current	(276,217)	(212,592)
Inventory, Net	0	0
Deferred Tax Assets, Net, Current	0	0
Prepaid Expense and Other Assets, Current	0	0
Total current assets	(276,217)	(212,592)
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Indefinite-Lived Franchise Rights	0	0
Investment in Subsidiaries	(1,964,442)	(1,710,185)
Other Assets, Noncurrent	0	0
Total assets	(2,240,659)	(1,922,777)
Floorplan Notes Payable Credit Facility Gross	0	0
Floorplan Offset	0	0
Floorplan Notes Payable Manufacturer Affiliates	0	0
FMCC Offset	0
Long-term Debt and Capital Lease Obligations, Current	0	0
Accounts Payable, Current	0	0
Intercompany accounts payable current	(571,638)	(505,090)
Accrued Liabilities, Current	0	0
Total current liabilities	(571,638)	(505,090)
Long-term Debt and Capital Lease Obligations	0	0
Derivative Liability, Noncurrent	0	0
Other Liabilities, Noncurrent	0	0
Temporary Equity, Carrying Amount, Attributable to Parent		0
Stockholders' Equity Attributable to Parent	(1,964,442)	(1,710,185)
Intercompany note receivable	295,421	292,498
Total liabilities and stockholders' equity	$ (2,240,659)	$ (1,922,777)